SCHEDULE OF DISAGGREGATED REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenues	$ 17,771,485	$ 19,350,208
Advisory Consulting [Member]
Product Information [Line Items]
Revenues	17,441,216	19,256,173
Managed Security Service Practice [Member]
Product Information [Line Items]
Revenues	318,079	77,385
Software as A Service [Member]
Product Information [Line Items]
Revenues	$ 12,190	$ 16,650